Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Interbank Market Debt (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 177,145	R$ 156,035
Financial bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 24,059	43,589
Financial bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	3.40%
Financial bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	3.95%
Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 10,663	4,205
Real estate credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	2.92%
Real estate credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	3.70%
Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 13,701	14,285
Agribusiness credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	2.56%
Agribusiness credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	12.36%
Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 30,998	11,029
Guaranteed real state notes [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	6.08%
Guaranteed real state notes [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	95.00%
Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 86,948	71,470
Import and export financing [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.00%
Import and export financing [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	13.14%
On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 10,776	11,457
On-lending - domestic [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.00%
On-lending - domestic [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	17.00%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 98,106	94,921
Current [member] | Financial bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	20,310	21,898
Current [member] | Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	3,628	2,600
Current [member] | Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	4,342	10,166
Current [member] | Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	1,623	437
Current [member] | Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	64,274	56,148
Current [member] | On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	3,929	3,672
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	79,039	61,114
Non-current [member] | Financial bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	3,749	21,691
Non-current [member] | Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	7,035	1,605
Non-current [member] | Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	9,359	4,119
Non-current [member] | Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	29,375	10,592
Non-current [member] | Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	22,674	15,322
Non-current [member] | On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 6,847	R$ 7,785